Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit (expense) computed at statutory rate	$ 534	$ (84)	$ (176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10		(29)
Effects on deferred taxes of changes in enacted tax rates		1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)
Income tax benefit (expense)	$ (51)	$ (181)	$ (149)